Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 5,899,684	$ 117,536	$ 22,932
Accounts receivable	18,254	9,461	11,675
Prepaid expenses	755,290	713,782	476,742
Marketable securities – available for sale		150,000	150,000
Convertible note receivable	500,000
Other current assets			156,229
Total current assets	7,173,228	990,779	817,578
Property and equipment, net	2,719,136	4,155,675	4,574,082
Intangible assets	300,000	300,000	300,000
Deposits	1,074,817	64,817	289,817
Operating lease - right-of-use asset	1,915,507	1,979,181	2,194,278
Total non-current assets	6,009,460	6,499,673	7,358,177
Total assets	13,182,688	7,490,452	8,175,755
Current liabilities
Accounts payable and accrued expenses	1,711,665	2,382,779	1,076,145
Deposits	538,921	538,921	441,000
Other current liabilities		1,328,438
Contract liabilities	1,270,000
Income taxes payable	277,000
Current portion of notes payable – related party		300,405
Current portion of long-term notes payable	770,135	1,185,273	1,249,561
Operating lease obligation, short-term	211,427	241,466	237,604
Total current liabilities	4,779,148	5,977,282	3,004,310
Non-current liabilities
Long-term notes payable, net of current portion	108,891	921,723	929,526
Operating lease obligation, net of current portion	1,850,313	1,889,575	2,131,042
Deferred rent
Total non-current liabilities	1,959,204	2,811,298	3,060,568
Total liabilities	6,738,352	8,788,580	6,064,878
Commitments and contingencies (Note 9)
Stockholders’ equity (deficit)
Preferred stock, $0.001 par value, 5,000,000 shares authorized, 0 shares issued; Series A convertible Preferred stock $1,000 stated value, 2,500 authorized, 0 shares issued and outstanding
Common stock, $0.001 par value, 95,000,000 shares authorized, 68,613,541 and 65,436,449 shares issued and outstanding at December 31, 2020 and December 31, 2019, respectively	70,660	68,613	65,436
Additional paid-in capital	20,084,895	18,748,688	18,177,723
Common stock issuable	199		19
Subscription receivable			10,000
Accumulated deficit	(13,598,949)	(20,002,960)	(16,038,345)
Total stockholders’ equity (deficit) attributable to MJ Holdings, Inc.	6,556,805	(1,185,659)	2,214,833
Noncontrolling interests	(112,469)	(112,469)	(103,956)
Total shareholders’ equity (deficit)	6,444,336	(1,298,128)	2,110,877
Total liabilities and stockholders’ equity (deficit)	$ 13,182,688	$ 7,490,452	$ 8,175,755